Restructuring and Divestiture Costs - Discontinued Operations - Aromatics - Additional Information (Detail) - Aromatics [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs		$ 20.0
Performance bonus payable	$ 5.0	5.0
INEOS Americas LLC. [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and divestiture costs		10.0
Decommissioning and dismantlement costs		$ 5.0